Stock Repurchase Programs (Details) - USD ($)	1 Months Ended	3 Months Ended				12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2018	Apr. 30, 2017	Jan. 31, 2016
Equity, Class of Treasury Stock [Line Items]
Repurchases of shares of common stock, Shares Repurchased (in shares)		7,100,000	6,900,000	6,100,000	10,800,000	43,700,000
Repurchases of shares of common stock, Average Price Paid per Share (in usd per share)		$ 84.19	$ 87.42	$ 81.33	$ 76.82
Repurchases of shares of common stock, Value of Shares Repurchased		$ 600,000,000	$ 600,000,000	$ 500,000,000	$ 825,000,000	$ 3,525,000,000
Remaining Amount Authorized	$ 4,174,000,000	$ 11,474,000,000	$ 12,074,000,000	$ 2,674,000,000	$ 4,174,000,000	11,474,000,000	$ 4,999,000,000
Treasury stock recorded for repurchases						$ 3,525,000,000	$ 1,006,000,000	$ 995,000,000
Repurchased shares retired during period (in shares)						0
Accelerated Share Repurchase Agreement
Equity, Class of Treasury Stock [Line Items]
Repurchases of shares of common stock, Shares Repurchased (in shares)	12,800,000				12,800,000
Repurchases of shares of common stock, Average Price Paid per Share (in usd per share)					$ 78.03
Repurchases of shares of common stock, Value of Shares Repurchased	$ 1,000,000,000.0				$ 1,000,000,000
Remaining Amount Authorized	$ 3,174,000,000				$ 3,174,000,000
Treasury stock recorded for repurchases						$ 985,000,000
Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, maximum authorized amount									$ 10,000,000,000	$ 5,000,000,000	$ 2,000,000,000
Remaining Amount Authorized									$ 12,674,000,000